Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Assets:
Deposits with SMBC	¥ 75,754,246	¥ 77,962,347
Loans to SMBC	125,190,819	121,716,465
Other assets	7,983,972	8,327,942
Current tax assets	43,157	61,175
Total assets	292,165,070	281,271,637
Liabilities and equity:
Debt securities in issue	14,387,415	14,075,084
Other liabilities	10,821,441	11,025,782
Total liabilities	275,676,476	264,992,539
Other equity instruments holders' equity	1,868,377	1,462,344
Total equity	16,488,594	16,279,098	¥ 13,536,965	¥ 12,781,692
Total equity and liabilities	292,165,070	281,271,637
Sumitomo mitsui banking corporation [member]
Liabilities and equity:
Debt securities in issue	2,188,904	1,996,118
Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	2,682,046	2,743,786
SMFG [member]
Liabilities and equity:
Debt securities in issue	9,516,465	9,335,180
SMFG [member] | Non Consolidated [member]
Assets:
Investments in other subsidiaries, associates and joint ventures	2,480,680	2,408,849
Other assets	310,671	291,223
Current tax assets	1,393	22,827
Total assets	20,353,503	19,750,271
Liabilities and equity:
Long-term borrowings	380,100	398,026
Debt securities in issue	9,889,186	9,961,308
Other liabilities	102,273	95,166
Total liabilities	12,071,967	12,189,263
Shareholders' equity	6,418,083	6,105,493
Other equity instruments holders' equity	1,863,453	1,455,515
Total equity	8,281,536	7,561,008
Total equity and liabilities	20,353,503	19,750,271
SMFG [member] | Sumitomo mitsui banking corporation [member]
Assets:
Deposits with SMBC	530,273	309,526
Investments in SMBC	4,613,984	4,613,790
Loans to SMBC	12,416,502	12,104,056
Liabilities and equity:
Short-term borrowings from SMBC	1,679,650	1,707,650
SMFG [member] | Other subsidiaries [member] | Non Consolidated [member]
Liabilities and equity:
Debt securities in issue	¥ 20,758	¥ 27,113